                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


Investment Company Act file number:                           811-3120

Exact name of registrant as specified in charter:             Delaware Group Tax Free Money Fund

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        David F. Connor, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      April 30

Date of reporting period:                                     October 31, 2005

Item 1.  Reports to Stockholders



                                             Delaware
                                             Investments(R)
                                             --------------
FIXED INCOME                                 A member of Lincoln Financial Group


SEMIANNUAL REPORT OCTOBER 31, 2005
-------------------------------------------------------------------------------
                          DELAWARE TAX-FREE MONEY FUND


[LOGO] POWERED BY RESEARCH(R)

TABLE
     OF CONTENTS

-------------------------------------------------
DISCLOSURE OF FUND EXPENSES                     1
-------------------------------------------------
SECTOR ALLOCATION                               2
-------------------------------------------------
FINANCIAL STATEMENTS:

    Statement of Net Assets                     3

    Statement of  Operations                    5

    Statements  of Changes in Net Assets        6

    Financial  Highlights                       7

    Notes to Financial Statements               9
-------------------------------------------------
OTHER FUND INFORMATION                         11
-------------------------------------------------
ABOUT THE ORGANIZATION                         13
-------------------------------------------------

Funds are not FDIC insured and are not guaranteed.

It is possible to lose the principal amount invested. Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

                                  For the Period May 1, 2005 to October 31, 2005
DISCLOSURE
     OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TAX-FREE MONEY FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                         Expenses
                                                                                           Paid
                                                Beginning      Ending                     During
                                                 Account       Account    Annualized      Period
                                                  Value         Value      Expense       5/1/05 to
                                                  5/1/05      10/31/05      Ratio        10/31/05
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                         $ 1,000.00   $ 1,008.80         0.77%   $     3.90
Consultant Class                                  1,000.00     1,008.80         0.77%         3.90
---------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
(5% return before expenses)
Class A                                         $ 1,000.00   $ 1,021.32         0.77%   $     3.92
Consultant Class                                  1,000.00     1,021.32         0.77%         3.92
---------------------------------------------------------------------------------------------------

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                          As of October 31, 2005
SECTOR ALLOCATION
     DELAWARE TAX-FREE MONEY FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
----------------------------------------------------------------------------
MUNICIPAL BONDS                                                        32.56%
----------------------------------------------------------------------------
City Government Obligation Bonds                                       16.44%
Municipal Lease Revenue Bonds                                           3.09%
Political Sub Division General Obligation Revenue Bonds                 3.93%
School District Revenue Bonds                                           3.93%
Water & Sewer Revenue Bonds                                             5.17%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                             70.81%
----------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                                6.89%
Corporate Backed Revenue Bonds                                          6.91%
Hospital Revenue Bonds                                                 18.39%
Multifamily Housing Revenue Bonds                                      10.39%
Municipal Lease Bonds                                                   3.13%
Pre-Refunded Bonds                                                      8.12%
Public Utility District Bonds                                           3.91%
School District Revenue Bonds                                           3.13%
State General Obligation Bonds                                          4.07%
Turnpike/Toll Road Revenue Bonds                                        5.87%
----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                      103.37%
----------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (3.37)%
----------------------------------------------------------------------------
TOTAL NET ASSETS                                                      100.00%
----------------------------------------------------------------------------

                                                    DELAWARE TAX-FREE MONEY FUND
                                                    October 31, 2005 (Unaudited)
STATEMENT
     OF NET ASSETS

                                                            Principal       Market
                                                              Amount        Value
                                                          ------------   ------------
MUNICIPAL BONDS - 32.56%

City Government Obligation Bonds - 16.44%
  Boston, Massachusetts Series A
   4.00% 2/1/06                                           $  1,000,000   $  1,003,188
  Chicago, Illinois 2.30% 2/2/07
   (LOC, Bank of America N.A.)                                 500,000        500,000
  Chicago, Illinois Public Building Revenue
   5.50% 2/1/06 (FGIC)                                       1,000,000      1,006,281
  Rowlett, Texas Certificates Obligation
   3.00% 2/15/06 (MBIA)                                        575,000        575,144
  San Angelo, Texas Certificates Obligation
   3.50% 2/15/06 (FGIC)                                      1,115,000      1,116,628
                                                                         ------------
                                                                            4,201,241
                                                                         ------------
Municipal Lease Revenue Bonds - 3.09%
  Palm Beach County, Florida Stadium
   Facilities Revenue 2.75% 12/1/05                            790,000        790,000
                                                                         ------------
                                                                              790,000
                                                                         ------------
Political Sub Division General Obligation
 Revenue Bonds - 3.93%
  Indianapolis, Indiana Local Public
   Improvement Bond Bank Multipurpose
   Series D 5.50% 1/10/06                                    1,000,000      1,005,232
                                                                         ------------
                                                                            1,005,232
                                                                         ------------
School District Revenue Bonds - 3.93%
  Brevard County, Florida School Board
   Revenue 3.75% 4/28/06                                     1,000,000      1,003,598
                                                                         ------------
                                                                            1,003,598
                                                                         ------------
Water & Sewer Revenue Bonds - 5.17%
  Erie, Pennsylvania Water Authority Revenue
   3.00% 12/1/05 (FGIC)                                      1,320,000      1,320,251
                                                                         ------------
                                                                            1,320,251
                                                                         ------------
TOTAL MUNICIPAL BONDS (cost $8,320,322)                                     8,320,322
                                                                         ------------

@ VARIABLE RATE DEMAND NOTES - 70.81%

Continuing Care/Retirement Revenue Bonds - 6.89%
  Montgomery County, Pennsylvania Higher
   Education & Health Authority Revenue
   (Philadelphia Geriatric Center)
   Series B 2.73% 12/1/33
   (LOC, Allied Irish Bank)                                  1,000,000      1,000,000
  Philadelphia, Pennsylvania Authority For
   Industrial Development Revenue
   (Newcourtland Elder Services Project)
   2.72% 3/1/27 (LOC, PNC Bank N.A.)                           760,000        760,000
                                                                         ------------
                                                                            1,760,000
                                                                         ------------
Corporate Backed Revenue Bonds - 6.91%
  Greeneville, Tennessee Industrial
   Development Board Revenue
   (Pet Income Project) 2.72% 5/1/13
   (LOC, BNP Paribas)                                          800,000        800,000
  New Glarus, Wisconsin Industrial
   Development Revenue
   (LSI Inc. - New Glarus Project)
   2.85% 12/1/23 (AMT)
   (LOC, U.S. Bank N.A.)                                       965,000        965,000
                                                                         ------------
                                                                            1,765,000
                                                                         ------------

                                                            Principal       Market
                                                             Amount          Value
                                                          ------------   ------------
@ VARIABLE RATE DEMAND NOTES (continued)

Hospital Revenue Bonds - 18.39%
  Hawaii Pacific Health Special
   Purpose Revenue
   (Department Budget & Financing)
   Series B-2 2.80% 7/1/33
   (RADIAN) (SPA, Bank of Nova Scotia)                    $  1,000,000   $  1,000,000
  Kent Hospital Finance Authority
   Michigan Revenue
   (Spectrum Health)
   Series A 2.68% 1/15/29 (FGIC)
   (SPA, JP Morgan Chase Bank)                               1,000,000      1,000,000
  Maryland State Health & Higher Educational
   Facilities Authority Revenue
   (Mercey Ridge)
   2.73% 4/1/31 (LOC, Allfirst Bank)                           900,000        900,000
  North Carolina Medical Care Community
   Health Care Facilities Revenue
   (Novant Health Group)
   Series A 2.70% 11/1/34
   (SPA, JP Morgan Chase Bank)                                 700,000        700,000
  Vermont Educational & Health Buildings
   Financing Agency Revenue
   (Rutland Regional Medical Center)
   Series A 2.76% 4/1/32 (RADIAN)
   (SPA, Fleet National Bank)                                1,100,000      1,100,000
                                                                         ------------
                                                                            4,700,000
                                                                         ------------
Multifamily Housing Revenue Bonds - 10.39%
  Phoenix, Arizona Industrial Development
   Authority Multifamily Housing Revenue
   (Sunrise Vista Apartments)
   Series A 2.80% 6/1/31 (AMT)
   (LOC, Wells Fargo Bank N.A.)                              1,600,000      1,600,000
  Pittsburgh, Pennsylvania Urban
   Redevelopment Authority NOTES - 70.81%
   (Wood Street Commons Project)
   3.375% 12/1/16 (AMT)
   (LOC, Pittsburgh National Bank)                           1,055,000      1,055,000
                                                                         ------------
                                                                            2,655,000
                                                                         ------------
Municipal Lease Bonds - 3.13%
  Illinois Finance Authority Revenue
   (IIT Research Institute)
   2.73% 10/1/34 (LOC, Fifth Third Bank)                       800,000        800,000
                                                                         ------------
                                                                              800,000
                                                                         ------------

                                                    DELAWARE TAX-FREE MONEY FUND
STATEMENT
     OF NET ASSETS (CONTINUED)

                                                            Principal        Market
                                                              Amount         Value
                                                          ------------    -------------
@ VARIABLE RATE DEMAND NOTES (continued)

^ Pre-Refunded Bonds - 8.12%
  Children's Trust Fund Series II-R-39
   2.78% 7/1/20-10                                        $  2,075,000    $  2,075,000
                                                                          ------------
                                                                             2,075,000
                                                                          ------------
Public Utility District Bonds - 3.91%
  Fayetteville, North Carolina Public Works
   Community Revenue 2.69% 3/1/24
   (FSA) (SPA, Dexia Credit Local)                           1,000,000       1,000,000
                                                                          ------------
                                                                             1,000,000
                                                                          ------------
School District Revenue Bonds - 3.13%
  Utah State Board Regents Student Loan
   Series W 2.75% 11/1/39 (AMBAC) (AMT)
   (SPA, Depfa Bank PLC)                                       800,000         800,000
                                                                          ------------
                                                                               800,000
                                                                          ------------
State General Obligation Bonds - 4.07%
  Commonwealth of Massachusetts
   Series A 2.70% 2/1/28
   (SPA, Citibank N.A.)                                      1,040,000       1,040,000
                                                                          ------------
                                                                             1,040,000
                                                                          ------------
Turnpike/Toll Road Revenue Bonds - 5.87%
  Pennsylvania State Turnpike Commission
   Revenue Series Q 2.72% 6/1/28                             1,500,000       1,500,000
                                                                          ------------
                                                                             1,500,000
                                                                          ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $18,095,000)                                                        18,095,000
                                                                          ------------
TOTAL MARKET VALUE OF SECURITIES - 103.37%
  (cost $26,415,322)                                                        26,415,322*
LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS - (3.37%)                                                       (859,965)
                                                                          ------------
NET ASSETS APPLICABLE TO 25,554,269 SHARES
 OUTSTANDING - 100.00%                                                    $ 25,555,357
                                                                          ============
Net Asset Value - Delaware Tax-Free Money Fund
  Class A ($24,897,020 / 24,895,963 Shares)                               $       1.00
                                                                          ------------
Net Asset Value - Delaware Tax-Free Money Fund
  Consultant Class ($658,337 / 658,306 Shares)                            $       1.00
                                                                          ------------
COMPONENTS OF NET ASSETS AT OCTOBER 31, 2005:
Shares of beneficial interest
 (unlimited authorization - no par)                                       $ 25,554,269
Undistributed net investment income                                              1,088
                                                                          ------------
Total net assets                                                          $ 25,555,357
                                                                          ============

^ Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in "Notes to Financial Statements."

@ Variable rate notes. The interest rate shown is the rate as of October 31, 2005.

*   Also the cost for federal income tax purposes

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT- Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

                                   DELAWARE TAX-FREE MONEY FUND
                                   Six Months Ended October 31, 2005 (Unaudited)
STATEMENT
     OF OPERATIONS

INVESTMENT INCOME:
  Interest
                                                                          $    330,090
                                                                          ------------
EXPENSES:
  Management fees                                         $     58,316
  Registration fees                                             18,879
  Reports and statements to shareholders                         9,929
  Dividend disbursing and transfer agent fees
   and expenses                                                  9,340
  Legal and professional fees                                    8,433
  Accounting and administration expenses                         5,047
  Custodian fees                                                 2,688
  Trustees'fees                                                    695
  Insurance fees                                                   507
  Pricing fees                                                     466
  Other                                                            452         114,752
                                                          ------------
  Less expenses absorbed or waived                                             (12,258)
  Less expense paid indirectly                                                  (2,575)
                                                                          ------------
  Total expenses                                                                99,919
                                                                          ------------
NET INVESTMENT INCOME                                                          230,171
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $    230,171
                                                                          ============

See accompanying notes

                                                    DELAWARE TAX-FREE MONEY FUND
STATEMENTS
     OF CHANGES IN NET ASSETS

                                                           Six Months        Year
                                                              Ended         Ended
                                                            10/31/05       4/30/05
                                                          ------------   ------------
                                                           (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $    230,171   $    247,468
                                                          ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                   (218,619)      (245,854)
    Consultant Class                                            (5,714)        (6,364)
                                                          ------------   ------------
                                                              (224,333)      (252,218)
                                                          ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                  7,337,322     16,575,424
    Consultant Class                                           318,072        400,779

  Net asset value of shares issued upon reinvestment
   of dividends:
    Class A                                                    205,690        219,927
    Consultant Class                                             5,649          6,148
                                                          ------------   ------------
                                                             7,866,733     17,202,278
                                                          ------------   ------------
  Cost of shares repurchased:
    Class A                                                 (8,965,909)   (11,919,711)
    Consultant Class                                          (271,724)      (496,499)
                                                          ------------   ------------
                                                            (9,237,633)   (12,416,210)
                                                          ------------   ------------
Increase (decrease) in net assets derived from capital
 share transactions                                         (1,370,900)     4,786,068
                                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                       (1,365,062)     4,781,318

NET ASSETS:
  Beginning of period                                       26,920,419     22,139,101
                                                          ------------   ------------
  End of period (including undistributed (distributions
   in excess) of net investment income of $1,088 and
   $(4,750), respectively)                                $ 25,555,357   $ 26,920,419
                                                          ============   ============

See accompanying notes

FINANCIAL
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Money Fund Class A
                                                       -----------------------------------------------------------------------
                                                        Six Months
                                                          Ended                              Year Ended
                                                       10/31/05(1)   ---------------------------------------------------------
                                                       (Unaudited)    4/30/05     4/30/04     4/30/03     4/30/02     4/30/01
                                                       -----------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.009       0.009       0.004       0.004       0.011       0.030
                                                       -----------   ---------   ---------   ---------   ---------   ---------
Total from investment operations                             0.009       0.009       0.004       0.004       0.011       0.030
                                                       -----------   ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS FROM:
Net investment income                                       (0.009)     (0.009)     (0.004)     (0.004)     (0.011)     (0.030)
                                                       -----------   ---------   ---------   ---------   ---------   ---------
Total dividends                                             (0.009)     (0.009)     (0.004)     (0.004)     (0.011)     (0.030)
                                                       -----------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                         $     1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                                       ===========   =========   =========   =========   =========   =========
TOTAL RETURN(2)                                               0.88%       0.94%       0.41%       0.41%       1.07%       3.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $    24,897   $  26,314   $  21,443   $  20,196   $  24,106   $  25,110
Ratio of expenses to average net assets                       0.77%       0.72%       0.79%       1.00%       1.15%       1.05%
Ratio of expenses to average net assets prior to
 expense limitation and expense paid indirectly               0.87%       0.85%       0.96%       1.00%       1.15%       1.05%
Ratio of net investment income to average net assets          1.78%       0.92%       0.37%       0.45%       1.07%       3.02%
Ratio of net investment income to average net
 assets prior to expense limitation and expense
 paid indirectly                                              1.68%       0.79%       0.20%       0.45%       1.07%       3.02%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (continued)`

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Money Fund Class A
                                                       -----------------------------------------------------------------------
                                                        Six Months
                                                          Ended                              Year Ended
                                                       10/31/05(1)   ---------------------------------------------------------
                                                       (Unaudited)    4/30/05     4/30/04     4/30/03     4/30/02     4/30/01
                                                       -----------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.009       0.009       0.004       0.004       0.011       0.030
                                                       -----------   ---------   ---------   ---------   ---------   ---------
Total from investment operations                             0.009       0.009       0.004       0.004       0.011       0.030
                                                       -----------   ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS FROM:
Net investment income                                       (0.009)     (0.009)     (0.004)     (0.004)     (0.011)     (0.030)
                                                       -----------   ---------   ---------   ---------   ---------   ---------
Total dividends                                             (0.009)     (0.009)     (0.004)     (0.004)     (0.011)     (0.030)
                                                       -----------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                         $     1.000   $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                                       ===========   =========   =========   =========   =========   =========
TOTAL RETURN(2)                                               0.88%       0.94%       0.41%       0.41%       1.07%       3.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $       658   $     606   $     696   $     764   $   1,968   $   1,034
Ratio of expenses to average net assets                       0.77%       0.72%       0.79%       1.00%       1.15%       1.05%
Ratio of expenses to average net assets prior to
 expense limitation and expense paid indirectly               0.87%       0.85%       0.96%       1.00%       1.15%       1.05%
Ratio of net investment income to average net assets          1.78%       0.92%       0.37%       0.45%       1.07%       3.02%
Ratio of net investment income to average net
 assets prior to expense limitation and expense
 paid indirectly                                              1.68%       0.79%       0.20%       0.45%       1.07%       3.02%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

                                                    DELAWARE TAX-FREE MONEY FUND
                                                    October 31, 2005 (Unaudited)

NOTES
     TO FINANCIAL STATEMENTS

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended October 31, 2005 were approximately $2,575. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective July 1, 2005, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.78% of average daily net assets of the Fund through August 31, 2006. Prior to July 1, 2005, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.70% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At October 31, 2005, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC                       $8,755
Dividend disbursing, transfer agent, accounting and
 administration fees and other expenses payable to DSC         12,028
Other expenses receivable from DMC and affiliates*             (4,051)

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended October 31, 2005, the Delaware Tax-Free Money Fund was charged $915 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

                                                    DELAWARE TAX-FREE MONEY FUND

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the six months ended October 31, 2005 and the year ended April 30, 2005 was as follows:

                                                 Six Months       Year
                                                    Ended         Ended
                                                  10/31/05*      4/30/05
                                                ------------   ------------
Tax-exempt income                               $    224,333   $   252,218

* Tax information for the six months ended October 31, 2005 is an estimate and the tax character of dividends may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of October 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                  $ 25,554,269
Undistributed net investment income                                   1,088
                                                               ------------
Net assets                                                     $ 25,555,357
                                                               ============

4. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                 Six Months        Year
                                                    Ended          Ended
                                                  10/31/05        4/30/05
                                                ------------   ------------
Shares sold:
  Class A                                          7,337,322     16,575,424
  Consultant Class                                   318,072        400,779
Shares issued upon reinvestment of dividends:
  Class A                                            205,690        219,927
  Consultant Class                                     5,649          6,148
                                                ------------   ------------
                                                   7,866,733     17,202,278
                                                ------------   ------------
Shares repurchased:
  Class A                                         (8,965,909)   (11,919,711)
  Consultant Class                                  (271,724)      (496,499)
                                                ------------   ------------
                                                  (9,237,633)   (12,416,210)
                                                ------------   ------------
Net increase (decrease)                           (1,370,900)     4,786,068
                                                ============   ============

5. CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                                     DELWARE TAX-FREE MONEY FUND
OTHER
     FUND INFORMATION

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Money Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

                                                     DELWARE TAX-FREE MONEY FUND
OTHER
     FUND INFORMATION (CONTINUED)

The Performance Universe for this Fund consisted of the Fund and all retail and institutional tax-exempt money market funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three, five and 10 year periods was in the fourth quartile. The Board noted that the Fund's performance results were mixed. However, given the strong recent returns, the Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through June 2005. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

ABOUT
     THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                       AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                        MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds    Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                        Delaware Investments Family of Funds      Philadelphia, PA
                                        Philadelphia, PA
THOMAS L. BENNETT                                                                 NATIONAL DISTRIBUTOR
Private Investor                        DAVID F. CONNOR                           Delaware Distributors, L.P.
Rosemont, PA                            Vice President, Deputy General Counsel    Philadelphia, PA
                                        and Secretary
JOHN A. FRY                             Delaware Investments Family of Funds      SHAREHOLDER SERVICING, DIVIDEND
President                               Philadelphia, PA                          DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                       Delaware Service Company, Inc.
Lancaster, PA                           DAVID P. O'CONNOR                         2005 Market Street
                                        Senior Vice President, General Counsel    Philadelphia, PA 19103-7094
ANTHONY D. KNERR                        and Chief Legal Officer
Managing Director                       Delaware Investments Family of Funds      FOR SHAREHOLDERS
Anthony Knerr & Associates              Philadelphia, PA                          800 523-1918
New York, NY
                                        JOHN J. O'CONNOR                          FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                     Senior Vice President and Treasurer       INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer         Delaware Investments Family of Funds      800 362-7500
Assurant, Inc.                          Philadelphia, PA
Philadelphia, PA                                                                  WEB SITE
                                                                                  www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             Delaware Investments is the marketing name for
National Gallery of Art                                                           Delaware Management Holdings, Inc. and
Washington, DC                                                                    its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
--------------
A member of Lincoln Financial Group




































                                                             Printed in the USA
(9938)                                                          SEMI-0512 TFMON
SA-006 [10/05] IVES 12/05                                   MF0511092   PO10591

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

     (a) (1) Code of Ethics

         Not applicable.

         (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX FREE MONEY FUND


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    December 29, 2005